Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		June 30, 2026

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	21	$100,192	$100,192	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	17,867	-	17,867	-

Long-term investments - common shares held	15	144,789	144,789	-	-

Long-term investments - warrants held	15	2,830	-	2,830	-
		$265,678	$244,981	$20,697	$-

		December 31, 2025

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	21	$1,153,593	$1,153,593	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	41,545	-	41,545	-

Long-term investments - common shares held	15	407,230	407,230	-	-

Long-term investments -warrants held	15	3,265	-	3,265	-

		$1,605,633	$1,560,823	$44,810	$-